CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) pure in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Conversion ratio, ADS to Class A ordinary share	10	10	10